Post-employment Benefits (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Post-employment benefits, balance at beginning	R$ 1,070,037	R$ 1,295,174
Appropriation of actuarial calculation	130,126	140,293
Appropriation of pension and healthcare contributions	139,701	127,878
Adjustment related to actuarial gains (loss)	379,126	(291,742)
Amortizations	(225,421)	(201,566)
Reclassification	(9,326)
Post-employment benefits, balance at ending	R$ 1,484,243	R$ 1,070,037